UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430
                                                      --------

                        OPPENHEIMER U.S. GOVERNMENT TRUST
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                     Date of reporting period: MAY 31, 2007
                                               ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 5.38%, 4/20/08 1                                                                     $     1,350,000   $     1,350,564
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 1                                                               3,208,688         3,221,921
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.42%, 9/25/36 1,2                                                            1,430,000         1,428,613
-----------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                      4,780,000         4,755,286
-----------------------------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Manufactured Housing Contract
Sr. Sub. Pass-Through Certificates, Series 2000-4, Cl. M1, 8.73%, 5/1/32 3                               156,461               441
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                              1,480,000         1,471,980
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1                                                               938,585           939,217
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                              980,000           975,034
-----------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 2,3                                                                             4,550,157            45,502
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 1                                              6,310,000         6,311,892
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 1                                               2,730,000         2,730,144
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 1                                                 980,038           980,685
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                               1,829,643         1,818,524
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                               1,479,770         1,475,307
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series 2005-
WMC6, Cl. A2B, 5.58%, 7/25/35 1                                                                        1,547,425         1,549,378
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                  1,550,000         1,545,393
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 1                                                1,086,306         1,087,036
-----------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 1                                        3,420,000         3,420,892
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.38%, 4/25/36 1                                                                  808,754           809,113
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through
Certificates, Series 2002-AL1, Cl. AIO, 14.852%, 2/25/32 4                                            16,235,688         2,191,232
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2002-AL1, Cl. B2, 3.45%, 2/25/32                                                                       3,712,377         3,277,640
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1                              2,710,000         2,710,004
                                                                                                                   ----------------
Total Asset-Backed Securities (Cost $48,128,112)                                                                        44,095,798


                      1 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--92.7%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--79.9%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--78.2%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                             $     4,374,535   $     4,484,105
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19-7/1/19                                                                                   2,962,506         2,840,121
5%, 7/1/33-6/1/34                                                                                     15,887,339        15,164,483
6%, 7/1/20-9/1/24                                                                                     16,072,521        16,209,659
6.50%, 4/1/18-3/1/29                                                                                   6,786,606         6,955,701
7%, 8/1/16-3/1/32                                                                                     10,139,954        10,519,428
7.50%, 9/1/12-4/1/36                                                                                   6,777,557         7,092,428
8%, 4/1/16                                                                                             1,415,871         1,491,825
9%, 8/1/22-5/1/25                                                                                        334,406           358,607
11.50%, 6/1/20-11/17/20                                                                                  258,748           284,870
12.50%, 7/1/19                                                                                            94,383           103,487
13%, 8/1/15                                                                                               78,348            86,278
14%, 1/1/11                                                                                               28,972            32,486
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2435, Cl. EQ, 6%, 5/15/31                                                                       3,783,981         3,799,139
Series 2641, Cl. CE, 3.50%, 9/15/25                                                                    1,957,743         1,912,311
Series 2727, Cl. UA, 3.50%, 10/15/22                                                                   1,056,765         1,040,172
Series 2777, Cl. PJ, 4%, 5/15/24                                                                       1,098,166         1,083,941
Series 2934, Cl. NA, 5%, 4/15/24                                                                       2,934,879         2,917,968
Series 3057, Cl. LG, 5%, 10/15/35                                                                      5,000,000         4,627,973
Series 3094, Cl. HS, 4.877%, 6/15/34 1                                                                   962,112           914,439
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                   12,853,099        12,847,125
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1644, Cl. S, 5.749%, 12/15/23 1                                                                 4,992,833         5,034,829
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                                               1,564,378         1,500,423
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                    2,645,302         2,655,746
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                    1,764,626         1,787,805
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                     2,304,962         2,344,735
Series 2220, Cl. PD, 8%, 3/15/30                                                                         410,408           431,031
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                    1,087,790         1,108,111
Series 2344, Cl. FP, 6.27%, 8/15/31 1                                                                  1,316,044         1,356,868
Series 2368, Cl. PR, 6.50%, 10/15/31                                                                   4,409,171         4,500,760
Series 2387, Cl. PD, 6%, 4/15/30                                                                         309,577           309,300
Series 2392, Cl. PV, 6%, 12/15/20                                                                      8,166,178         8,190,728
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                    3,603,450         3,677,834
Series 2451, Cl. FD, 6.32%, 3/15/32 1                                                                  1,020,198         1,045,625
Series 2464, Cl. FI, 6.32%, 2/15/32 1                                                                  1,134,337         1,174,528
Series 2470, Cl. LF, 6.32%, 2/15/32 1                                                                  1,159,267         1,202,295
Series 2471, Cl. FD, 6.32%, 3/15/32 1                                                                  2,105,213         2,183,795
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                                                    838,088           845,464
Series 2517, Cl. GF, 6.32%, 2/15/32 1                                                                    918,724           953,287
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                                                  1,259,988         1,263,233
Series 2530, Cl. FD, 5.82%, 2/15/32 1                                                                  1,776,777         1,784,193
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                                                    981,967           991,052
Series 2583, Cl. KA, 5.50%, 3/15/22                                                                       75,065            74,952


                      2 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Series 2939, Cl. PE, 5%, 2/15/35                                                                 $     8,458,000   $     7,825,120
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                                              82,939            82,738
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 13.283%, 2/1/28 4                                                                    508,071           134,815
Series 195, Cl. IO, 7.167%, 4/1/28 4                                                                   6,958,542         1,728,517
Series 200, Cl. IO, 11.715%, 1/1/29 4                                                                    600,942           156,459
Series 2003-118, Cl. S, 8.759%, 12/25/33 4                                                             7,970,808           981,939
Series 2005-87, Cl. SE, 5.195%, 10/25/35 4                                                            11,776,366           340,324
Series 2005-87, Cl. SG, 10.793%, 10/25/35 4                                                           12,069,185           594,013
Series 205, Cl. IO, 8.657%, 9/1/29 4                                                                   3,097,517           776,764
Series 206, Cl. IO, (14.434)%, 12/1/29 4                                                                 851,864           216,363
Series 2074, Cl. S, (0.432)%, 7/17/28 4                                                                  635,091            64,344
Series 2079, Cl. S, (0.881)%, 7/17/28 4                                                                1,028,023           108,877
Series 2122, Cl. S, 3.945%, 2/15/29 4                                                                  4,689,646           416,277
Series 216, Cl. IO, 11.962%, 12/1/31 4                                                                   849,175           200,378
Series 217, Cl. IO, 6.937%, 1/1/32 4                                                                   1,600,539           421,914
Series 224, Cl. IO, 8.891%, 3/1/33 4                                                                   4,659,326         1,170,964
Series 2304, Cl. SK, 3.295%, 6/15/29 4                                                                 4,290,538           353,873
Series 243, Cl. 6, 8.702%, 12/15/32 4                                                                  1,623,509           423,208
Series 2493, Cl. S, 3.99%, 9/15/29 4                                                                     916,489            81,540
Series 2526, Cl. SE, 0.846%, 6/15/29 4                                                                 1,668,784            84,026
Series 2802, Cl. AS, 1.206%, 4/15/33 4                                                                 2,595,311           132,205
Series 2819, Cl. S, (1.899)%, 6/15/34 4                                                               13,629,577         1,025,337
Series 2920, Cl. S, (3.257)%, 1/15/35 4                                                                8,294,493           356,274
Series 3000, Cl. SE, (4.10)%, 7/15/25 4                                                               10,095,698           296,586
Series 3004, Cl. SB, 8.068%, 7/15/35 4                                                                13,151,047           352,514
Series 3110, Cl. SL, 4.353%, 2/15/26 4                                                                 1,205,007            34,921
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 224, Cl. PO, 4.974%, 3/1/33 5                                                         1,284,572           965,447
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                                                 56,932,713        54,614,435
5%, 12/1/17-11/1/33                                                                                   80,284,819        77,882,017
5%, 6/1/22-6/1/37 6                                                                                   28,439,596        27,637,633
5.50%, 1/1/33-1/1/34                                                                                  36,631,663        35,881,692
5.50%, 6/1/22-6/1/37 6                                                                                59,066,000        57,753,282
6%, 7/1/24-5/1/33                                                                                     29,023,669        29,177,714
6%, 6/1/22-6/1/37 6                                                                                   59,170,000        59,548,676
6.50%, 6/1/17-9/1/32                                                                                  34,106,139        34,965,039
7%, 11/1/17-4/1/34                                                                                    24,386,011        25,380,695
7.50%, 2/1/27-8/1/33                                                                                  17,498,062        18,342,268
8%, 12/1/22                                                                                               56,468            59,628
8.50%, 7/1/32                                                                                            149,092           160,614
11%, 7/1/16                                                                                               50,033            54,965
11.50%, 11/1/15                                                                                           46,609            51,081


                      3 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
13%, 11/1/12                                                                                     $         3,510   $         3,585
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO Interest-Only
Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 9.874%, 7/25/41 4                                6,675,359           135,137
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2001-T6, Cl.
B, 6.088%, 5/25/11                                                                                    10,000,000        10,283,654
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                                                                  7,756,738         8,104,603
Trust 1992-34, Cl. G, 8%, 3/25/22                                                                        118,107           119,521
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                 1,967,086         2,013,569
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                       220,074           219,833
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                 4,108,201         4,204,842
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1                                                               2,380,000         2,432,370
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                     1,704,639         1,704,806
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                        18,103            18,050
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                  1,384,742         1,420,699
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                                                                 1,232,101         1,270,882
Trust 2002-52, Cl. FD, 5.82%, 9/25/32 1                                                                1,119,276         1,124,357
Trust 2002-59, Cl. F, 5.72%, 9/25/32 1                                                                 3,245,590         3,272,270
Trust 2002-60, Cl. FH, 6.32%, 8/25/32 1                                                                2,326,699         2,399,097
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                                                                  378,978           388,192
Trust 2002-68, Cl. FH, 5.82%, 10/18/32 1                                                                 762,012           773,162
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      3,355,195         3,381,566
Trust 2003-116, Cl. FA, 5.72%, 11/25/33 1                                                                786,671           789,606
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                  3,128,000         2,999,767
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                                     2,299,725         2,260,727
Trust 2003-89, Cl. XF, 5.72%, 11/25/32 1                                                               1,797,063         1,810,230
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                    4,060,000         3,939,934
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                                  4,354,245         4,309,038
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                2,490,000         2,400,324
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                  2,280,000         2,218,327
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                 6,910,000         6,896,663
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                                               1,026,832           966,760
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                                               3,535,070         3,190,000
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                                               3,713,947         3,342,408
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                                                 152,674           140,504
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                  8,142,928         8,125,687
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 8.681%, 11/18/31 4                                                              4,765,403           487,698
Trust 2001-63, Cl. SD, 2.164%, 12/18/31 4                                                              1,579,837           155,789
Trust 2001-68, Cl. SC, 1.378%, 11/25/31 4                                                              1,090,479           110,643
Trust 2001-81, Cl. S, 1.207%, 1/25/32 4                                                                1,066,082           102,627
Trust 2002-28, Cl. SA, 0.858%, 4/25/32 4                                                                 867,555            77,301
Trust 2002-38, Cl. IO, (3.508)%, 4/25/32 4                                                             1,182,371            60,404
Trust 2002-39, Cl. SD, (1.642)%, 3/18/32 4                                                             1,249,652           105,935
Trust 2002-41, Cl. S, 12.365%, 7/25/32 4                                                               4,220,912           388,509
Trust 2002-48, Cl. S, 1.103%, 7/25/32 4                                                                1,426,524           134,188


                      4 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-52, Cl. SD, (1.96)%, 9/25/32 4                                                        $     1,119,276   $        95,058
Trust 2002-52, Cl. SL, 1.214%, 9/25/32 4                                                                 887,963            86,073
Trust 2002-53, Cl. SK, (1.245)%, 4/25/32 4                                                               779,496            70,335
Trust 2002-56, Cl. SN, 2.11%, 7/25/32 4                                                                1,949,238           188,764
Trust 2002-77, Cl. IS, 1.432%, 12/18/32 4                                                              2,014,410           178,977
Trust 2002-77, Cl. SH, 2.146%, 12/18/32 4                                                              1,308,268           127,895
Trust 2002-9, Cl. MS, 1.296%, 3/25/32 4                                                                1,614,804           157,916
Trust 2003-33, Cl. SP, 11.27%, 5/25/33 4                                                               4,013,209           504,524
Trust 2003-4, Cl. S, 7.977%, 2/25/33 4                                                                 2,581,139           304,558
Trust 2005-40, Cl. SB, (0.203)%, 5/25/35 4                                                             5,807,585           258,155
Trust 2005-71, Cl. SA, 3.033%, 8/25/25 4                                                               6,389,539           299,434
Trust 2006-119, Cl. MS, 9.51%, 12/25/36 4                                                              6,303,913           306,335
Trust 2006-33, Cl. SP, 12.526%, 5/25/36 4                                                              6,427,553           526,483
Trust 221, Cl. 2, 12.285%, 5/1/23 4                                                                    2,532,638           593,947
Trust 240, Cl. 2, 22.574%, 9/1/23 4                                                                    1,726,782           434,228
Trust 252, Cl. 2, 12.846%, 11/1/23 4                                                                   1,204,258           302,254
Trust 303, Cl. IO, 11.362%, 11/1/29 4                                                                    893,270           235,874
Trust 321, Cl. 2, 11.646%, 4/1/32 4                                                                    4,393,112         1,174,670
Trust 322, Cl. 2, 12.305%, 4/1/32 4                                                                    3,167,543           807,533
Trust 324, Cl. 2, 7.174%, 7/1/32 4                                                                     3,196,664           833,382
Trust 334, Cl. 12, 5.739%, 2/1/33 4                                                                    6,474,050         1,628,614
Trust 334, Cl. 5, 11.498%, 5/1/33 4                                                                    6,416,363         1,601,541
Trust 339, Cl. 7, 8.058%, 7/1/33 4                                                                     2,427,314           549,205
Trust 342, Cl. 2, 8.674%, 9/1/33 4                                                                     7,986,613         2,012,198
Trust 344, Cl. 2, 7.761%, 12/1/33 4                                                                    8,640,454         2,175,948
Trust 346, Cl. 2, 12.16%, 12/1/33 4                                                                    6,241,767         1,581,316
Trust 350, Cl. 2, 10.329%, 3/1/34 4                                                                    3,678,128           932,386
Trust 362, Cl. 12, 8.279%, 8/1/35 4                                                                    4,530,791         1,041,835
Trust 362, Cl. 13, 8.321%, 8/1/35 4                                                                    2,513,716           577,676
Trust 364, Cl. 15, 10.096%, 9/1/35 4                                                                   4,671,331         1,095,730
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 327, Cl. 1, 6.503%, 9/1/32 5                                                             907,981           686,776
                                                                                                                   ----------------
                                                                                                                       689,671,500
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.7%
Government National Mortgage Assn.:
5.375%, 4/20/17 1                                                                                         33,351            33,561
6.50%, 11/15/23-12/15/23                                                                                 131,201           134,672
7%, 1/15/28-1/20/30                                                                                      819,874           856,869
7.50%, 2/15/22-11/15/26                                                                                  653,810           685,979
8%, 9/15/07-8/15/28                                                                                      164,915           174,898
8.25%, 4/15/08                                                                                               933               950
8.50%, 8/15/17-12/15/17                                                                                  598,132           637,131
9%, 9/15/08-5/15/09                                                                                        2,948             3,041
9.50%, 7/15/18-12/15/19                                                                                   41,352            45,091
10%, 8/15/17-8/15/19                                                                                      80,488            89,272
10.50%, 8/15/13-5/15/21                                                                                  359,926           400,400


                      5 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
11%, 10/20/19-7/20/20                                                                            $       292,225   $       322,882
11.50%, 2/15/13                                                                                           10,380            11,322
12%, 12/15/12-3/15/14                                                                                      5,809             6,569
12.50%, 1/15/14-11/15/14                                                                                  62,201            69,373
13%, 4/15/11                                                                                               7,243             8,049
13.50%, 5/15/11-1/15/13                                                                                    8,535             9,639
14%, 6/15/11                                                                                               3,406             3,845
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                    8,016,274         8,502,231
Series 2000-12, Cl. ZA, 8%, 2/16/30                                                                    2,160,516         2,297,908
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 1998-19, Cl. SB, (0.28)%, 7/16/28 4                                                             2,058,338           218,121
Series 1998-6, Cl. SA, (0.727)%, 3/16/28 4                                                             1,256,198           119,559
Series 2006-47, Cl. SA, 14.941%, 8/16/36 4                                                             7,370,771           404,565
                                                                                                                   ----------------
                                                                                                                        15,035,927
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--12.8%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--11.3%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-MD6, Cl. A2, 7.216%, 11/13/29 1                                                            3,000,000         3,020,267
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                           4,590,000         4,475,073
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                        3,378,655         3,415,923
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                 2,519,975         2,535,332
Series 2005-E, Cl. 2A2, 4.969%, 6/25/35 1,2                                                               41,277            41,224
-----------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (6.061)%, 6/22/24 4                                      26,626,988           799,065
-----------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.42%, 8/25/08 1                                                                      1,647,539         1,648,988
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 2                                              1,980,000         1,989,900
-----------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2001-SPGA, Cl. B, 6.662%, 8/13/18                                                10,767,000        11,233,622
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               2,167,412         2,163,068
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                  967,170           967,813
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                             3,512,432         3,511,672
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                                                                               1,429,376         1,436,645
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                2,610,000         2,571,025
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-
Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                            107,398           107,214
-----------------------------------------------------------------------------------------------------------------------------------


                      6 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                         $     2,960,000   $     2,934,151
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 2                                                             3,300,000         3,279,243
-----------------------------------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series2000-PH1, Cl. X, 7.634%, 1/17/34 4                                151,185,427         1,817,718
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                   9,209,502         9,609,597
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                              1,120,000         1,094,108
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                              3,790,000         3,721,155
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                             1,940,000         1,917,692
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                3,140,000         3,100,166
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                3,680,000         3,650,805
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%,
7/26/24 2                                                                                                485,311           376,116
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                   3,688,384         3,673,868
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                  933,512           929,433
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                    985,007           991,839
-----------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
2001-C1, Cl. A2, 6.36%, 3/12/34                                                                       10,000,000        10,281,167
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15 2                                        8,181,000         8,710,208
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates,  Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                   3,448,995         3,441,879
                                                                                                                   ----------------
                                                                                                                        99,445,976
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.1%
WAMU Mortgage Pass-Through Certificates, Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.57%, 7/25/45 1                                                              395,462           395,844
-----------------------------------------------------------------------------------------------------------------------------------
OTHER--0.3%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-
S2, Cl. 3A1, 6.726%, 2/25/32 1                                                                         3,015,703         3,033,330
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.1%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                                5,640,156         5,692,153
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                     815,004           813,479
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                                   2,500,000         2,500,742
-----------------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
Series 1995-2B, Cl. 2IO, 11.749%, 6/15/25 4                                                            9,334,516           220,117
-----------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 1                                                               513,033           512,861
-----------------------------------------------------------------------------------------------------------------------------------


                      7 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
Washington Mutual Mortgage Loan Trust, Mtg. Pass-Through Certificates,
Series 2000-1, Cl. M3, 6.404%, 1/25/40 1                                                         $       325,964   $       326,599
                                                                                                                   ----------------
                                                                                                                        10,065,951
                                                                                                                   ----------------
Total Mortgage-Backed Obligations (Cost $821,849,637)                                                                  817,648,528
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--17.6%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.75%, 3/5/12                                                                                         32,430,000        31,861,794
6%, 6/15/11                                                                                           10,000,000        10,307,530
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
5%, 10/15/11 7                                                                                        15,300,000        15,205,079
6%, 5/15/11                                                                                           20,372,000        20,982,243
7.25%, 1/15/10                                                                                        61,478,000        64,636,555
-----------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.921%,
1/15/21 8                                                                                             25,656,000        12,600,688
                                                                                                                   ----------------
Total U.S. Government Obligations (Cost $156,275,595)                                                                  155,593,889
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 4.80% in joint repurchase agreement (Principal
Amount/Value $138,022,000, with a maturity value of $138,042,128) with
UBS Warburg LLC, 5.25%, dated 5/31/07, to be repurchased at $6,629,967 on 6/1/07, collateralized by Federal Home Loan Mortgage Corp., 5.50%,
6/1/37, with a value of $141,109,522 (Cost $6,629,000)                                                 6,629,000         6,629,000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,032,882,344)                                                          116.0%    1,023,967,215
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (16.0)     (141,529,861)

                                                                                                 ----------------------------------
NET ASSETS                                                                                                 100.0%  $   882,437,354
                                                                                                 ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of May 31, 2007 was $15,870,806, which represents 1.80% of the Fund's net assets. See accompanying Notes.

3. Issue is in default. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $38,663,884 or 4.38% of the Fund's net assets as of May 31, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,652,223 or 0.19% of the Fund's net assets as of May 31, 2007.

6. When-issued security or forward commitment to be delivered and settled after May 31, 2007. See accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,987,592. See accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using


                      8 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of May 31, 2007, the Fund had purchased $145,635,364 of securities issued on a when-issued basis or forward commitment and sold $1,616,077 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of May 31, 2007, securities with an aggregate market value of $45,943, representing 0.01% of the Fund's net assets, were in default.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient


                      9 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                             UNREALIZED
                              EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION               DATES   CONTRACTS      MAY 31, 2007   (DEPRECIATION)
----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 5 yr.        9/28/07          26   $     2,715,375   $       (5,759)
U.S. Treasury Nts., 30 yr.       9/19/07       1,692       184,639,500         (586,849)
                                                                         ---------------
                                                                               (592,608)
                                                                         ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.        9/28/07       1,035       210,929,766          354,060
U.S. Treasury Nts., 10 yr.       6/20/07         329        35,002,516          437,976
U.S. Treasury Nts., 10 yr.       9/19/07         690        73,398,750          329,478
                                                                         ---------------
                                                                              1,121,514
                                                                         ---------------
                                                                         $      528,906
                                                                         ===============


                     10 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of May 31, 2007, the Fund had entered into the following total return swap agreements:

                             NOTIONAL                                                      TERMINATION
SWAP COUNTERPARTY              AMOUNT       PAID BY THE FUND        RECEIVED BY THE FUND          DATE      VALUE
------------------------------------------------------------------------------------------------------------------
                                        If negative, the       If positive, the absolute
                                        absolute value of      value of Lehman Brothers
                                        Lehman Brothers U.S.   U.S. CMBS Index:
Goldman Sachs                           CMBS Index:            Aggregate AAA plus 15
Capital Markets           $ 8,700,000   Aggregate AAA.         basis points.                    9/1/07     $9,644

Abbreviations are as follows:

CMBS     Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of May 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of May 31, 2007, the Fund had no securities on loan.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157


                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $  1,033,223,850
Federal tax cost of other investments            (132,505,063)
                                             -----------------
Total federal tax cost                       $    900,718,787
                                             =================

Gross unrealized appreciation                $      9,374,105
Gross unrealized depreciation                     (18,092,190)
                                             -----------------
Net unrealized depreciation                  $     (8,718,085)
                                             =================


                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: July 12, 2007